Document and Entity Information	Nov. 05, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001559720
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Airbnb, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39778
Entity Tax Identification Number	26-3051428
Entity Address, Address Line One	888 Brannan Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	(415)
Local Phone Number	510-4027
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.0001 par value per share
Trading Symbol	ABNB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false